Share based compensation (Details 5)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Time to maturity in years	5 years
Expected volatility	48.00%
Expected return (risk-free rate)	1.08%
Black Scholes [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected dividend rate
Black Scholes [Member]
Defined Benefit Plan Disclosure [Line Items]
Time to maturity in years	2 years 6 months	5 years 6 months
Expected volatility	53.00%	81.00%
Expected return (risk-free rate)	0.10%	0.94%